Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Controlling Interests [abstract]
Summary of Non-controlling Equity Investment Percentages and Votes
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.23	12.31.22
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)	CABA -Argentina	0.57%	—%

Summary of Movements in Group's Significant Non-Controlling Interests
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.22	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.23
Galicia Broker Asesores de Seguros S.A.	59	—	(59)	62	62
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)	—	91,245	—	(2,577)	88,668
Total	59	91,245	(59)	(2,515)	88,730

Company	Balance as of 12.31.21	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.22
Galicia Broker Asesores de Seguros S.A.	31	—	—	28	59
Total	31	—	—	28	59

Company	Balance as of 12.31.20	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.21
Galicia Broker Asesores de Seguros S.A.	31	—	—	—	31
Total	31	—	—	—	31